As filed with the Securities and Exchange Commission on September 26, 2007

Securities Act Registration Statement No. 033-66528

Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31	☒
(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

760 Moore Road

King of Prussia, PA 19406

(Address of Principal Executive Offices, including Zip Code)

Steven L. Williamson, Esq.

Bessemer Trust Company, N.A.

630 Fifth Avenue

New York, New York 10111

(Name and Address of Agent for Service)

COPY TO:

Robert M. Kurucza, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Avenue, NW Suite 5500

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485; or

☐	On (date) pursuant to paragraph (b) of Rule 485; or

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or

☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

OLD WESTBURY FUNDS, INC.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of filing a corrected exhibit to Part C. This Post-Effective Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on March 1, 2007.

PART C

OTHER INFORMATION

OLD WESTBURY FUNDS, INC.

ITEM 23.	EXHIBITS

(a)(i)	Articles of Incorporation of the Registrant are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement filed on October 5, 1993 (File No. 33-66528).

(a)(ii)	Articles Supplementary of the Registrant, Amendment No. 1 are incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement filed on February 29, 2000 (File No. 33-66528).

(a)(iii)	Articles Supplementary of the Registrant, Amendment No. 2 are incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement filed on February 29, 2000 (File No. 33-66528).

(a)(iv)	Articles Supplementary of the Registrant, Amendment No. 3 are incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement filed on February 29, 2000 (File No. 33-66528).

(a)(v)	Articles Supplementary of the Registrant, Amendment No. 4 are incorporated by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement filed on February 20, 2004 (File No. 33-66528).

(a)(vi)	Articles Supplementary of the Registrant, Amendment No. 5 are incorporated by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement filed on May 28, 2004 (File No. 33-66528).

(a)(vii)	Articles Supplementary of the Registrant, Amendment No. 6 are incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on March 16, 2005 (File No. 33-66528).

(b)	Copy of By-Laws of the Registrant is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement filed on February 28, 1996 (File No. 33-66528).

(c)	Not Applicable.

(d)(i)	Investment Advisory Agreement between the Registrant, on behalf of the Real Return Fund and Global Small Cap Fund, and Bessemer Investment Management LLC (“BIM”) dated March 16, 2005 is incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on March 16, 2005 (File No. 33-66528).

(d)(ii)	Amendment No. 1 to the Investment Advisory Agreement dated September 1, 2005 between the Registrant, on behalf of the Real Return Fund and Global

Small Cap Fund, and BIM to add the Large Cap Equity Fund, Mid Cap Equity Fund, Fixed Income Fund, Municipal Bond Fund and International Fund, is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(d)(iii)	Sub-Advisory Agreement dated April 6, 2005 among the Registrant, BIM and Dimensional Fund Advisors, Inc. (“DFA”) with respect to the Global Small Cap Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(d)(iv)	Sub-Advisory Agreement dated May 14, 2002 among the Registrant, BIM and Bessemer Group U.K. with respect to the International Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(d)(v)	Sub-Advisory Agreement dated January 1, 2006 among the Registrant, BIM and Champlain Investment Partners, LLC (“Champlain”) with respect to the Global Small Cap Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(d)(vi)	Fee Waiver Commitment Letter of BIM and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(e)(i)	Underwriting Agreement between Registrant and PFPC Distributors, Inc. dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(e)(ii)	Form of Selling Agreement is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(f)	Not Applicable.

(g)(i)	Custody Agreement between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed on October 5, 1993 (File No. 33-66528).

(g)(ii)	Amendment to Custodian Agreement dated May 2, 2001 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(g)(iii)	Second Amendment to Custodian Agreement dated September 1, 2004 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement filed on January 31, 2005 (File No. 33-66528).

(g)(iv)	Third Amendment to Custodian Agreement dated September 1, 2005 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(g)(v)	Fourth Amendment to Custodian Agreement dated December 6, 2006 between the Registrant and Bessemer Trust Company, N.A. is filed herewith.

(g)(vi)	Global Custodial Services Agreement dated March 16, 2005 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(vii)	First Amendment to Custodian Agreement dated December 1, 2006 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(h)(i)	Administration and Accounting Services Agreement dated April 3, 2006 between the Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(ii)	Transfer Agency Services Agreement dated April 3, 2006 between the Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Shareholder Servicing Plan on behalf of the Funds (including Form of Shareholder Servicing Agreement between the Registrant and Bessemer Trust Company, N.A. and Form of Shareholder Sub-Servicing Agreement) is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(n)	Not Applicable.

(o)	Reserved.

(p)(i)	Code of Ethics of the Registrant as amended December 2004 is incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on March 16, 2005 (File No. 33-66528).

(p)(ii)	Code of Ethics of BIM and its affiliates is incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on March 16, 2005 (File No. 33-66528).

(p)(iii)	Code of Ethics of PFPC Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(i)	Power of Attorney of Patricia L. Francy is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(ii)	Power of Attorney of Marc D. Stern is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(iii)	Power of Attorney of Eugene P. Beard is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(iv)	Power of Attorney of Robert M. Kaufman is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(v)	Power of Attorney of John R. Whitmore is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(vi)	Power of Attorney of Andrew J. McNally is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(vii)	Power of Attorney of Stephen M. Watson is incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on August 24, 2007 (File No. 33-66528).

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25.	INDEMNIFICATION

Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on February 26, 1997.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

BIM (the “Adviser”) manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 630 Fifth Avenue, New York, New York 10111.

The Adviser is a subsidiary of Bessemer Trust Company, which is a subsidiary of The Bessemer Group, Incorporated.

Information regarding the directors and officers of the Adviser is included in the Adviser’s Form ADV (SEC Number 801-60185) on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference.

DFA is a sub-adviser to the Global Small Cap Fund. Information regarding the directors and officers of DFA is included in DFA’s Form ADV on file with the SEC and is incorporated by reference.

Champlain is a sub-adviser to the Global Small Cap Fund. Information regarding the directors and officers of Champlain is included in Champlain’s Form ADV on file with the SEC and is incorporated by reference.

ITEM 27.	PRINCIPAL UNDERWRITER

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. As of July 11, 2007, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. International Property Fund

E.I.I. Realty Securities

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

PAX World Funds Series Trust I

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Sterling Capital Small Cap Value Fund

The Torray Fund

Van Wagoner Funds

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Distributed by BB&T AM Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BB&T Funds

Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BlackRock Funds

BlackRock Bond Allocation Target Shares

BlackRock Liquidity Funds

International Dollar Reserve Fund I, Ltd.

Multi Strategy Hedge Advantage Fund

Multi Strategy Hedge Opportunities Fund, LLC

BlackRock Senior Floating Rate Fund, Inc.

BlackRock Senior Floating Rate Fund II, Inc.

Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

Northern Funds

Northern Institutional Funds

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Name	Position(s) with Distributor

Brian Burns	Chairman; Director; President; Chief Executive Officer
Michael Denofrio	Director
Nicholas Marsini	Director
Rita G. Adler	Chief Compliance Officer
John Munera	Anti-Money Laundering Officer
Jodi Jamison	Chief Legal Officer
Bradley A. Stearns	Secretary; Clerk
Julie Bartos	Assistant Secretary; Assistant Clerk
Charlene Wilson	Treasurer; Chief Financial Officer; Financial & Operations Principal
Maria Schaffer	Assistant Treasurer; Controller
Bruno Di Stefano	Vice President
Susan K. Moscaritolo	Vice President

(c)	Not Applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

(1)	PFPC Inc., Bellevue Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrative agent).

(2)	PFPC Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406 (records relating to its functions as accounting, administrative, transfer agent and dividend disbursing agent).

(3)	PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as distributor).

(4)	Bessemer Trust Company, 100 Woodbridge Center, Woodbridge, NJ 07095 (records relating to its functions as custodian).

(5)	Bessemer Investment Management LLC, 630 Fifth Avenue, New York, New York 10111 (records relating to its functions as investment adviser).

(6)	Bessemer Group (UK) Limited, One Stanhope Gate, London, United Kingdom (records relating to its function as sub-adviser to the International Fund).

(7)	Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401 (records relating to its function as sub-adviser to the Global Small Cap Fund).

(8)	Champlain Investment Partners, LLC, 346 Shelburne Road, Burlington, Vermont 05401 (records relating to its function as sub-adviser to the Global Small Cap Fund).

(9)	Citibank, N.A., 388 Greenwich Street, 14th Floor, New York, NY 10013 (records relating to its function as custodian).

ITEM 29.	MANAGEMENT SERVICES

Not Applicable.

ITEM 30.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 26th day of September, 2007.

OLD WESTBURY FUNDS, INC.

By:
Marc D. Stern, President*

Pursuant to the requirements of the 1933 Act, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on the 26th day of September, 2007.

Name	Title	Date

Marc D. Stern	President*	September 26, 2007

Patricia Francy	Director*	September 26, 2007

Robert M. Kaufman	Director*	September 26, 2007

Eugene P. Beard	Director*	September 26, 2007

John R. Whitmore	Director*	September 26, 2007

Stephen M. Watson	Director*	September 26, 2007

Andrew McNally	Treasurer, Principal Financial Officer*	September 26, 2007

*By:	/s/ Steven Williamson
Steven Williamson
As Attorney-in-Fact
September 26, 2007

EXHIBIT INDEX

Exhibit No.	Description
99.23(g)(v)	Fourth Amendment to Custodian Agreement between the Registrant and Bessemer Trust Company, N.A.